OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
OTHER NON-CURRENT ASSETS
Schedule of Other Assets

As at	Note	December 31, 2023	December 31, 2022
Ore stockpiles	6	$39,553	$43,439
Value added tax receivables		13,172	3,642
Income tax recoverable		1,170	1,137
Other		5,521	3,705
Total other non-current assets		$59,416	$51,923